Document and Entity Information	Jul. 31, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 31, 2026
Entity Registrant Name	OBSIDIAN THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-43430
Entity Tax Identification Number	42-1977778
Entity Address Address Line 1	1030 Massachusetts Avenue
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02138
City Area Code	781
Local Phone Number	806-6245
Entity Information Former Legal Or Registered Name	Gazelle Parent, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	OBX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0002130606
Current Fiscal Year End Date	--12-31
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1030 Massachusetts Avenue
Entity Address City Or Town	Cambridge
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02138